GOODWILL (Details Narrative) $ in Thousands			12 Months Ended
	Aug. 07, 2019 USD ($)	Aug. 07, 2019 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Aug. 07, 2019 HKD ($)
Purchase consideration	$ 86,900	$ 677,500,000
Identifiable assets acquired value	$ 13,070							$ 101,940,000
Goodwill impairment loss
Impairment loss on closed restaurants							$ 3,112,000
Think High Global Group [Member]
Ownership percent	100.00%							100.00%